Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2019
Management Of Financial Risk Table
Schedule of deferred royalty payments
	Payments due by Period	Payments due by Period
	(CAD$000)	(US$000)
		Less than			After		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$123	$47	$76	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	320	35	105	105	75

Total, December 31, 2019	$123	$47	$76	$-	$-	$320	$35	$105	$105	$75

Advance royalty payments	$-	$-	$-	$-	$-	$355	$35	$105	$105	$110

Total, December 31, 2018	$-	$-	$-	$-	$-	$355	$35	$105	$105	$110

Schedule of foreign currency risk
	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2019	2018

Cash	$1,878	$2,288
Marketable securities	104	719
Receivables	28	17
Accounts payable and accrued liabilities	(118)	(215)
Lease liability	(75)	-

Net financial assets (liabilities), December 31	$1,817	$2,809